Average Annual Total Returns - NORTHQUEST CAPITAL FUND INC	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	S&P 500 Index 1 Year	S&P 500 Index 5 Years	S&P 500 Index 10 Years
Total	12.48%	10.92%	11.01%	11.19%	9.69%	9.63%	8.32%	8.54%	8.69%	25.02%	14.51%	13.09%